Note 18 - Financial Instruments With Off-balance Sheet Risk - Financial Instruments With Off-balance Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments to originate, fund or purchase loans	$ 146,978	$ 173,645
Forward commitments	2,600	1,900
Single Family Mortgages [Member]
Commitments to originate, fund or purchase loans	6,081	3,792
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans	6,320	12,968
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans	782	6,495
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans	23,749	44,712
Unused Line of Credit [Member]
Commitments to originate, fund or purchase loans	107,438	103,811
Letters of Credit [Member]
Commitments to originate, fund or purchase loans	2,608	1,867
Forward Commitments [Member]
Forward commitments	$ 7,289	$ 5,629